TRADE ACCOUNTS RECEIVABLE - Summary (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ 4,999,004	R$ 5,414,075
Gross | in Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,641,881	2,640,011
Gross | exports from Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	262,306	249,834
Gross | outside of Brazil
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	2,187,404	2,632,002
Impairment
TRADE ACCOUNTS RECEIVABLE
Trade accounts receivable	R$ (92,587)	R$ (107,772)